PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software and related accumulated depreciation and amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Office buildings	69,341,652	—	—
Computers and equipment	5,181,577	4,989,121	764,616
Leasehold improvements	9,359,857	—	—
Office furniture and fixtures	1,787,549	1,720,139	263,623
Motor vehicles	5,031,201	4,376,821	670,777
Software	14,542,095	10,511,865	1,611,014
Less: accumulated depreciation and amortization	(89,974,366)	(20,620,844)	(3,160,283)
Less: property, equipment and software, net, held-for-sale	(14,051,044)	—	—
Net book value	1,218,521	977,102	149,747